REGULATORY FRAMEWORK (Details 8)	1 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025
Transener And Fourth Line [Member]
IfrsStatementLineItems [Line Items]
Transmission tariff percentage	5.87%	7.61%	7.12%	6.95%	6.02%	4.64%	7.25%
Transba [Member]
IfrsStatementLineItems [Line Items]
Transmission tariff percentage	2.73%	4.41%	3.94%	3.78%	2.87%	1.53%	4.06%
Choele Choel – Pto. Madryn Interconnection [Member]
IfrsStatementLineItems [Line Items]
Transmission tariff percentage	3.00%	4.69%	4.22%	4.05%	3.14%	1.80%	4.35%
Transportista Independientede Buenos Aires [Member]
IfrsStatementLineItems [Line Items]
Transmission tariff percentage	7.01%	8.76%	8.27%	8.10%	5.99%	4.61%	7.22%